Borrowings - Additional Information (Detail) - Securities Purchase Agreement With JGB Management, Inc. [Member]	1 Months Ended	6 Months Ended
	Oct. 31, 2021 USD ($) Tranche $ / shares	Jun. 30, 2022 USD ($)	Aug. 01, 2022 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowing capacity of financing agreement	$ 135,000,000
Number of tranches | Tranche	9
Description of minimum stock price		The Securities Purchase Agreement provides for the Company to potentially receive funds from each of the seven remaining tranches that have not been funded as of June 30, 2022, which may be funded at JGB’s sole option and subject to the Company meeting certain conditions, including, among others, that the Company’s volume-weighted average price is not below USD 3.00 per share for five or more trading days during the 30 days prior to a tranche funding date (the “Minimum Stock Price Condition”).
Weighted average share price | $ / shares	$ 3
Restricted cash		$ 31,000,000
Additional incremental increases		$ 21,000,000
Early retirement of debt obligations			$ 31,000,000
Cash held as collateral			$ 31,000,000